Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Selling, General and Administrative Expenses	Selling, General and Administrative Expenses

	2019	2020	2021
Staff costs, maintenance costs, and utilities (1)	$343,005	$339,728	$536,803
Depreciation of PPE and amortization of intangible assets	86,686	115,082	49,889
Other (2)	$15,937	$(9,950)	8,228
	$445,628	$444,860	$594,920
(1)Staff costs, maintenance costs, and utilities costs include share-based payments of $0, $980 and $151,730 for share options for the year ended December 31, 2019, 2020 and 2021, respectively. See Note 3 for further discussion on the timing of expense recognition.
(2)Other primarily includes net professional charges, marketing expenses and facility costs. Real estate transfer taxes are also included in Other.